ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC - Additional information (Details) - USD ($)		3 Months Ended		6 Months Ended
	Feb. 09, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2024
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Shares issued as purchase consideration for the assets (in shares)					4,400,000
Sale price per share (in Dollars per share)	$ 10		$ 10		$ 10
Period for measurement of revenue targets	5 years				5 years
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares	18 months				18 months
Amortization of intangibles		$ 355,268	$ 337,911	$ 662,459	$ 791,375
Atlas FinTech
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Software Products Earn Out Shares, maximum amount of shares issuable to stockholders			$ 20,000,000		$ 20,000,000
Period for measurement of revenue targets					5 years
Earn Out Shares, maximum shares issuable to stockholders (in shares)			5,944,444		5,944,444
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares					18 months
Total Developed Technology acquired					$ 18,160,000
Estimated Useful Life (Years)					8 years
Purchase price					$ 86,980,000
Transaction cost					68,550,000
ATLASCLEAR, INC
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Purchase Price					$ 44,400,000
Shares issued as purchase consideration for the assets (in shares)					4,440,000
Software Products Earn Out Shares, maximum amount of shares issuable to stockholders	$ 20,000,000		$ 20,000,000		$ 20,000,000
Earn Out Shares, maximum shares issuable to stockholders (in shares)			5,944,444		5,944,444
Total Developed Technology acquired					$ 18,163,044
Transaction cost					68,546,956
Amortization of intangibles					(317,231)
Carrying balance of Technology acquired written off					17,845,813
Total loss on AtlasClear technology acquired					$ 86,392,769